Interest bearing debt, Nordea Credit Facility (Details) $ in Thousands		1 Months Ended					3 Months Ended	9 Months Ended
		Aug. 31, 2020 USD ($)	May 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2017 USD ($) Carrier	Jun. 30, 2018 USD ($) Building	Sep. 30, 2020 USD ($)	Sep. 30, 2018 USD ($)	Apr. 30, 2017 USD ($)
Credit Facility [Abstract]
Borrowing amount								$ 492,368
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount						$ 204,000	$ 96,000			$ 300,000
Number of VLCCs Delivered | Carrier						9
Number of newbuilding contracts | Building							2
Adjustment to interest rate basis	[1]							2.40%
Debt prepayment before installment term		$ 37,000	$ 25,800	$ 22,300	$ 35,000
Frequency of periodic repayment								Quarterly
Debt repayment installment amount								$ 4,200
Credit facility covenant, required adjusted tangible net worth								$ 300,000
Nordea Credit Facility [Member] | Scrubbers [Member]
Credit Facility [Abstract]
Frequency of periodic repayment								Quarterly
Debt repayment installment amount								$ 2,250
Secured commitment related to financing				$ 45,000					$ 50,000
Nordea Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings								135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets								25.00%
Credit facility covenant, required unencumbered consolidated cash								$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt								6.00%
Nordea Credit Facility [Member] | Second Quarter of 2023 [Member]
Credit Facility [Abstract]
Debt repayment final amount								$ 82,300
Nordea Credit Facility [Member] | Second Quarter of 2023 [Member] | Scrubbers [Member]
Credit Facility [Abstract]
Debt repayment final amount								$ 18,000
Nordea Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis								2.40%
Nordea Credit Facility [Member] | LIBOR [Member] | Scrubbers [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis									2.40%

[1]	$70.3 mill. undrawn as of September 30, 2020.